Derivative Financial Instruments and Hedging Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of derivative financial instruments [Abstract]
Disclosure of derivative financial instruments [text block]
7.	Derivative Financial Instruments and Hedging Instruments

(1)	Derivative Financial Instruments

	December 31,
	2017	2016

	(in thousands)
Financial assets measured at fair value through profit or loss – current:
Foreign currency forward contracts	$70,366	65,669

Financial liabilities measured at fair value through profit or loss – current:
Foreign currency forward contracts	$106,597	896,998

Hedging derivative financial liabilities – current:
Interest rate swap contracts	$-	3,540

Refer to note 36 for the disclosure of the Company’s credit, currency and interest rate risks related to financial instruments.

As of December 31, 2017 and 2016, outstanding foreign currency forward contracts were as follows:

December 31, 2017
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2018 – Feb. 2018	USD213,100 / NTD6,377,672
Sell USD / Buy JPY	Jan. 2018 – Jun. 2018	USD304,926 / JPY34,092,055
Sell USD / Buy CNY	Jan. 2018 – Apr. 2018	USD137,000 / CNY903,800
Sell EUR / Buy JPY	Jan. 2018 – Feb. 2018	EUR65,000 / JPY8,691,815
Sell EUR / Buy CZK	Jan. 2018 – Mar. 2018	EUR3,280 / CZK83,502
Sell USD / Buy MYR	Jan. 2018 – Mar. 2018	USD931 / MYR3,811
Sell JPY / Buy NTD	Jan. 2018	JPY10,000,000 / NTD2,654,220
Sell CNY / Buy JPY	Jan. 2018 – Apr. 2018	CNY86,623 / JPY1,443,259
Sell USD / Buy SGD	Jan. 2018	USD5,480 / SGD7,366

December 31, 2016
Contract item	Maturity date	Contract amount
(in thousands)
Sell USD / Buy NTD	Jan. 2017 – Feb. 2017	USD711,000 / NTD22,687,304
Sell USD / Buy JPY	Jan. 2017 – Mar. 2017	USD126,730 / JPY13,860,716
Sell NTD / Buy JPY	Mar. 2017	NTD1,474,085 / JPY5,400,000
Sell USD / Buy CNY	Jan. 2017 – Jun. 2017	USD96,000 / CNY662,180
Sell EUR / Buy JPY	Mar. 2017	EUR90,000 / JPY10,693,738
Sell EUR / Buy CZK	Jan. 2017 – Feb. 2017	EUR3,190 / CZK85,791
Sell EUR / Buy USD	Mar. 2017	EUR41,000 / USD44,148
Sell USD / Buy MYR	Jan. 2017 – Mar. 2017	USD741 / MYR3,296
Sell JPY / Buy NTD	Mar. 2017	JPY50,000 / NTD13,725
Sell CNY / Buy USD	Jan. 2017 – Apr. 2017	CNY359,763 / USD52,189
Sell EUR / Buy NTD	Jan. 2017	EUR5,000 / NTD171,967
Sell CNY / Buy JPY	Jan. 2017 – Jul. 2017	CNY588,583 / JPY9,068,273
Sell USD / Buy SGD	Jan. 2017	USD170,157 / SGD245,680

Net gains (losses) of foreign currency forward contracts were as follows:

	For the years ended December 31,
	2017	2016	2015

	(in thousands)
Unrealized gains (losses)	$795,098	(491,860)	(240,002)
Realized gains	850,936	80,423	1,179,119
	$1,646,034	(411,437)	939,117

AUO entered into interest rate swap contracts with several banks to manage interest rate risk exposure arising from financing activities. As at December 31, 2017, there was no outstanding interest rate swap contract. As at December 31, 2016, AUO’s total notional amount of outstanding interest rate swap contracts amounted to $1,760,000 thousand which were related to effective hedges. For the years ended December 31, 2017, 2016 and 2015, no unrealized gains or losses resulting from change in fair value of interest rates swap contracts were recognized in profit and loss.

(2)	Hedge accounting

The Company entered into Plain Vanilla type interest rate swap contracts as the primary hedging instrument. The Company paid interest based on fixed rate and received market floating-rate from the counterparty. The aforementioned hedging contracts were intended to protect the Company from the risk of future cash flow fluctuation of debt bearing floating interest rate. These contracts were designated as cash flow hedges and met the criteria for hedge accounting.

Details of hedged items designated as cash flow hedges and their respective hedging derivative financial instruments were as follows:

December 31, 2016
Hedged item	Hedging instrument	Fair value of hedging instrument	Expected period of cash flows	Expected period of recognition in comprehensive income
		(in thousands)
Long-term borrowings with floating interest rate	Interest rate swap contracts	$(3,540)	Jan. 2017 – Aug. 2017	Jan. 2017 – Aug. 2017